Related parties’ transactions - Schedule of Balance with Related Parties (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Shenzhen Fanhuo Life Science Co., Ltd (“Shenzhen Feellife”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Affiliate directly controlled by Principal shareholder of the Company	Affiliate directly controlled by Principal shareholder of the Company
Shenzhen LFS Nebulizer Medical Co., Ltd. (“Shenzhen LFS”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Affiliate directly controlled by Principal shareholder of the Company	Affiliate directly controlled by Principal shareholder of the Company
Feel Life Co., Ltd (“Feel Life”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Affiliate controlled by Shenzhen LFS	Affiliate controlled by Shenzhen LFS
Cpresso, LLC (“Cpresso”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Controlled by Shenzhen LFS	Controlled by Shenzhen LFS
FGP Group Inc. (“FGP”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Controlled by Shenzhen LFS	Controlled by Shenzhen LFS
Vplus Health Inc. (“Vplus”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Controlled by Shenzhen LFS	Controlled by Shenzhen LFS
Hooloo Lab Inc. (“Hooloo”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Controlled by CEO of the Group	Controlled by CEO of the Group
FL GLOBE LTD (“FL GLOBE”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Controlled by CEO of the Group	Controlled by CEO of the Group
Joincare Healthcare Technology Ltd(“Joincare”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Controlled by FL MEDICAL	Controlled by FL MEDICAL
IOTA.INC (“IOTA”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Controlled by CEO of the Group	Controlled by CEO of the Group
FEELLIFE HOLDING LTD(“FEELLIFE HOLDING”) [Member]
Related Party Transaction [Line Items]
Related parties’ transactions, relationship	Controlled by FL MEDICAL	Controlled by FL MEDICAL